Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2024
Temporary Equity Disclosure [Abstract]
Summary of Redeemable Noncontrolling Interest

	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(In millions)
Balance as of January 1	7,148	8,393	9,465	1,297
Issuance of subsidiaries’ shares	1,208	351	615	84
Accretion of redeemable noncontrolling interests	593	721	588	80
Disposal of subsidiaries’ shares	(556)	—	—	—
Repurchase of redeemable noncontrolling interests	—	—	(798)	(109)

Balance as of December 31	8,393	9,465	9,870	1,352